PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 4 － PLANT AND EQUIPMENT, NET

Plant and equipment consisted of the following:

	As of December 31,
	2023	2024
As cost:
Leasehold improvements	1,256,456	808,963
Office equipment	58,013	34,115
Computer equipment	207,426	55,212
	1,521,895	898,290
Less: accumulated depreciation	(1,296,330)	(677,687)
Plant and equipment, net	225,565	220,603

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 were $56,250, $46,693 and $121,336, respectively.